STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating Activities
Loss for the year		$ (355,119)	$ (516,860)	$ (712,711)
Items not affecting cash
Depreciation		0	0	731
Interest on promissory notes	[1]	8,544	16,432	7,486
Settlement of debt	[2]	0	(5,250)	(382,838)
Financing cost	[3]	0	0	151,110
Share-based payments	[2]	52,495	92,250	41,950
Transaction cost	[4]	0	0	335,057
Changes in non-cash working capital
Receivables		8,079	(2,212)	(5,131)
Prepaid expenses and deposits		442	12,783	84,562
Accounts payable and accrued liabilities		113,770	(76,986)	48,937
Cash flows from (used in) operating activities		(171,789)	(479,843)	(430,847)
Financing Activities
Private placements	[5]	0	550,000	350,000
Proceeds from issuance of promissory note	[1]	150,000	0	0
Promissory note principal repayment	[1]	0	(30,000)	0
Interest paid on promissory notes	[1]	0	(4,919)	0
Proceeds from exercise of warrants	[5]	0	0	20,000
Advances from joint venture partner	[4]	0	0	79,676
Proceeds from (repayment of) loans from related parties	[6]	20,000	0	(13,100)
Cash flows from (used in) financing activities		170,000	515,081	436,576
Change in cash		(1,789)	35,238	5,729
Cash Position - Beginning of Year		66,125	30,887	25,158
Cash Position - End of Year		$ 64,336	$ 66,125	$ 30,887

[1]	See Note 10.
[2]	See Notes 11 and 12.
[3]	See Note 9.
[4]	See Note 6.
[5]	See Note 11.
[6]	See Note 12.